Contingencies - Additional Information (Detail) - USD ($) $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Diverted Profits Tax paid	$ 379				$ 87	$ 87
Total Income Tax Paid			$ 110	$ 503	145	$ 589
Syndicated Credit Facility
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Gross loan commitments			1,800		1,800
HM Revenue Customs
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Diverted Profits Tax paid		$ 74
Contingent liability for guarantees [member] | Three Times Square Associates Llc [Member] | Thomson Reuters and Rudin [Member]
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Notional amount			$ 415		$ 415
Borrowings term					3 years
Percentage of minimum economic exposure for the joint and several obligations			50.00%		50.00%
Contingent liability for guarantees [member] | Three Times Square Associates Llc [Member] | Thomson Reuters [Member]
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Percentage of guarantee			50.00%		50.00%
Contingent liability for guarantees [member] | Three Times Square Associates Llc [Member] | Rudin [Member]
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Percentage of guarantee			50.00%		50.00%
Bottom of range [member]
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Notice period to be issued by tax authorities					12 months
Tax Year 2016
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Total Income Tax Paid					$ 9
Tax Year 2018
Disclosure of Diverted Profits Tax paid or payable [Line Items]
Potential Tax Payable for Diverted Profits					$ 350